Share capital and capital risk management	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Share capital and capital risk management
Note 20. Share Capital and Capital Risk Management
20.1 Share capital
The following chart shows a reconciliation of the movements in equity of the Company from April 4, 2018 through December 31, 2018 and for the year ended December 31, 2019:

	Serie A- Publicly traded shares	Serie A- Private Offering	Serie B	Serie C	Total
Balances as of April 4, 2018	—	—	25	—	25
Number of shares	—	—	16,250,000	2	16,250,002

Net value of Series A shares on April 4, 2018	627,582	90,238	—	—	717,820
Number of shares	65,000,000	9,500,000	—	—	74,500,000
Net value of Series A shares redeemed on April 4, 2018	(204,590)	—	—	—	(204,590)
Number of shares	(20,340,685)	—	—	—	(20,340,685)
Net value of Series B shares converted into Series A shares on April 4, 2018	25	—	(25)	—	—
Number of shares	16,250,000	—	(16,250,000)	—	—

Balance as of December 31, 2018	423,017	90,238	—	—	513,255
Number of shares	60,909,315	9,500,000	—	2	70,409,317

Net value of Series A shares on February 13, 2019	55,000	—	—	—	55,000
Number of shares	5,500,000	—	—	—	5,500,000
Net value of Series A shares on July 25, 2019	91,143	—	—	—	91,143
Number of shares	10,906,257	—	—	—	10,906,257
Series A shares granted for the LTIP	—	1	—	—	1
Number of shares	—	317,932	—	—	317,932

Balance as of December 31, 2019	569,160	90,239	—	—	659,399
Number of shares	77,315,572	9,817,932	—	2	87,133,506

1) Series A Publicly Traded Shares
On August 15, 2017, the Company concluded its IPO in the BMV, and as a result of this IPO, the Company issued on that date 65,000,000 Series A common shares for an amount of 650,017 minus the offering fees of 9,988. This Series A common shares were redeemable during the first 24 months of the IPO or at the shareholders election once the Initial Business Combination were approved.
The funds received were invested in a security deposit account located in the United Kingdom (the “Escrow Account”) with Citibank N.A. London branch acting as depository. The Company used those amounts in connection with the Initial Business Combination or for reimbursements to Series A shareholders that exercised their redemption rights.
After the initial recognition, the funds received from the Series A shares, net of offer expenses, were measured subsequently at their amortized cost using the effective interest rate method. Profits and losses were recognized in profit or loss when the liabilities are written off, as well as through the amortization process through the method of the effective interest rate.
On April 4, 2018, the Company consummated its Initial Business Combination for an amount of 653,781 minus the offering fees of 26,199, the funds accumulated in the Escrow Account.
About 31.29% of the holders of the Series A redeemable common shares exercised their redemption rights aforementioned; as a result, 20,340,685 shares were redeemed for an amount of 204,590. The resources came from the cash held in the Escrow Account. The holders of remaining Series A redeemable common shares decided not to exercise their redemption right and, as a result, an amount of 442,491 net of offering expenses paid for an amount of 6,700, was capitalized on that date. In addition, on the same date the Company paid deferred offering expenses at IPO for 19,500. The capitalization of 442,491 did not generate cash flow, while the payment of offering expenses was made using the proceeds held in the Escrow Account.

On February 13, 2019 the Company completed the sale of 5,500,000 of series A shares and 5,000,000 of warrants to purchase series A shares for an aggregate amount of 55,000 to Kensington Investments B.V., pursuant to a Forward Purchase Agreement and certain subscription commitment.
On July 25, 2019, the Company made a global offering in Mexico and United States, as a result of both transactions the Company issued a total of 10,906,257 new Series A shares.
The global offering consisted of:
(i) an international offering in the United States and other countries outside of Mexico of 10,091,257 American Depositary Shares (“ADS”), each one representing one Series A share, at a price of 9.25 US/ADS. The ADS are listed on the NYSE under the ticker “VIST”; and
(ii) a concurrent public offering in Mexico of 815,000 Series A shares at a price equivalent to US 9.25 in Mexican pesos per Series A share.
For the global offering, the Company obtained net resources of offering expenses for 91,143.
2) Series A Private Offering
On December 18, 2017, the shareholders’ meeting approved an increase in the variable capital stock for an amount of 1,000,000 through the subscription of 100,000,000 Series A common shares as a result of a potential Initial Business Combination disclosed in Note 31.
On April 4, 2018 9,500,000 Series A common shares were fully paid and subscribed for an amount of 95,000 through a shares’ subscription process approved by the shareholders. In addition, 500,000 Series A common shares amounting for 5,000,000 were also committed as part of the same subscription process. Aggregate costs associated with the shares’ subscription process amount for 4,073.
As disclosed in Note 33, on March 22, 2018, the Company shareholders’ meeting approved 8,750,000 common shares to be held in treasury to be used to implement the LTIP, at the discretion of the Administrator of the Plan, based on the opinion of independent experts.
The remaining Series A common shares issued on December 18, 2017 not used for purposes of completing the shares’ subscription process described above or for the LTIP, were cancelled on April 4, 2018 pursuant to the terms approved by the shareholders on December 18, 2017. As part of the LTIP, the Company will enter into a trust agreement (the “Administrative Trust”) to deposit the Series A shares to be used thereunder. As of the issuance date of these financial statements, the Company is in the process to execute such Administrative Trust.
As of December 31, 2019, the Company granted 317,932 Serie A shares that were in treasury to be used to implement the LTIP.
3) Series B
Prior to the Company’s initial global offering, by means of unanimous shareholders’ resolutions dated May 30, 2017, the shareholders of the Company, among other matters, resolved to increase the variable portion of the capital stock of the Company in the amount of 25,000, through the issuance of common, nominative, shares, with no expression of their nominal par value.
As of December 31, 2019, and 2018, the Company’s variable share capital consists of 87,133,504 and 70,409,315 Series A common shares with no face value each, respectively, and each granting the right to one vote, issued and fully paid. As of December 31, 2019, and 2018, the authorized common capital of the Company includes 41,658,735 and 47,476,667 Series A common shares in its treasury; which can be used in connection with the Warrants, the Forward Purchase Agreements and LTIP.

4) Series C
The variable portion of the Company’s capital stock is of unlimited amount pursuant to the bylaws and the applicable laws, whereas, the fixed portion of the Company’s capital stock is divided into 2 class C shares.
20.2 Capital risk management
On managing capital, the Company aims to safeguard its capacity to continue operating as an on-going
business with the purpose of generating return for its shareholders and benefits to other stakeholders and keeping an optimal capital structure.
The Company to maintain or adjust the capital structure, may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares, conduct stock purchase programs or sell assets to reduce its debt. The Company monitors its capital based on the leverage ratio. This ratio is calculated by dividing: (i) the net debt (the borrowings and leases liabilities minus cash, bank balances and short-term investments) by, (ii) the total capital corresponds to owners (the shareholders’ equity as shown in the consolidated statement of financial position including all reserve).
Financial leverage ratios as at December 31, 2019 and 2018, is as follows:

	Sucessor- December 31, 2019	Sucessor- December 31, 2018
Total borrowings and leases liabilities	468,180	304,767
Less: cash, bank balances and short-term investments	(260,028)	(80,908)

Net debt	208,152	223,859
Total shareholders’ equity	603,716	479,657

Leverage ratio	34.00%	47.00%
No changes were made in the objectives, policies or processes for managing capital during the year ended December 31, 2019 and for the period from April 4, 2018 through December 31, 2018.
This ratio was not calculated for PELSA as of December 31, 2017, as PELSA did not have any indebtness as of those dates.